SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Liabilities:
Total derivatives	$ 0	$ 156
Other Accounts Receivable and Prepaid Expenses [Member]
ASSETS
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	0	140
Liabilities:
Foreign Currency Derivatives Notional Amount	$ 0	$ 16